Interest and Finance Costs	12 Months Ended
Dec. 31, 2013
Interest and Finance Costs [Abstract]
Interest and Finance Costs

13.       Interest and Finance Costs

The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	2013	2012	2011
Interest expense	$7,600	$7,021	$4,494
Amortization of financing costs	473	379	278
Commitment fees and other costs	67	218	152
Total	$8,140	$7,618	$4,924